Defined Benefit Liabilities (Assets) - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Equity instruments	₩ 25,083	₩ 15,770
Debt instruments	228,534	228,839
Short-term financial instruments, etc.	786,669	882,554
Fair value of plan assets	₩ 1,040,286	₩ 1,127,163